Expense Example, No Redemption {- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Energy Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Energy Fund-Class A
Expense Example, No Redemption:
1 Year	$ 676
3 Years	890
5 Years	1,121
10 Years	1,784
Fidelity Advisor Energy Fund-Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Energy Fund-Class C
Expense Example, No Redemption:
1 Year	182
3 Years	563
5 Years	970
10 Years	1,911
Fidelity Advisor Energy Fund - Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786